Notes to the income statement - Revenues and other income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes to the income statement
Revenue	€ 1,901	€ 67
Total revenue	1,901	67
Tax credits	3,631	3,210
Subsidies	3	6
Other	1,087	109
Other operating income	4,721	3,325
Total revenue and other income	€ 6,622	€ 3,392